Derivative financial instruments - Carrying value of derivative instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Derivative Assets, Trading
Gross derivative assets, trading	$ 62,216	$ 68,761
Impact of netting arrangements on derivative assets, trading	(45,845)	(45,045)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(68,513)	(76,850)
Impact of netting arrangements on derivative liabilities, trading	48,218	46,533
Derivative Assets, Hedging
Gross derivative assets, hedging	7,214	5,822
Impact of netting arrangements on derivative assets, hedging	(5,121)	(5,429)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,475)	(6,513)
Impact of netting arrangements on derivative liabilities, hedging	5,140	5,856
Total derivatives carrying value, Assets
Gross derivative assets	69,430	74,583
Impact of netting arrangements on derivative assets	(50,966)	(50,474)
Total of net derivative assets	18,464	24,109
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(73,988)	(83,363)
Impact of netting arrangements on derivative liabilities	53,358	52,389
Total of net derivative liabilities	(20,630)	(30,974)
Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	16,371	23,716
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(20,295)	(30,317)
Derivative Assets, Hedging
Total of net derivative assets, hedging	2,093	393
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(335)	(657)
Total derivatives carrying value, Assets
Total of net derivative assets	18,464	24,109
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(20,630)	(30,974)
Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	48,841	47,932
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(51,506)	(49,928)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,301	5,619
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,334)	(5,969)
Total derivatives carrying value, Assets
Gross derivative assets	54,142	53,551
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(56,840)	(55,897)
Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	48,585	47,697
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(51,397)	(49,742)
Derivative Assets, Hedging
Gross derivative assets, hedging	5,301	5,619
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(5,334)	(5,969)
Total derivatives carrying value, Assets
Gross derivative assets	53,886	53,316
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(56,731)	(55,711)
Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	256	235
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(109)	(186)
Total derivatives carrying value, Assets
Gross derivative assets	256	235
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(109)	(186)
FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	12,871	20,369
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(16,549)	(26,561)
Derivative Assets, Hedging
Gross derivative assets, hedging	1,913	203
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(141)	(544)
Total derivatives carrying value, Assets
Gross derivative assets	14,784	20,572
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(16,690)	(27,105)
FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	7,141	10,887
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(6,963)	(11,643)
Derivative Assets, Hedging
Gross derivative assets, hedging	83	20
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(37)	(171)
Total derivatives carrying value, Assets
Gross derivative assets	7,224	10,907
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(7,000)	(11,814)
FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	5,596	9,330
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(9,460)	(14,783)
Derivative Assets, Hedging
Gross derivative assets, hedging	1,830	183
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(104)	(373)
Total derivatives carrying value, Assets
Gross derivative assets	7,426	9,513
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(9,564)	(15,156)
FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	134	152
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(126)	(135)
Total derivatives carrying value, Assets
Gross derivative assets	134	152
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(126)	(135)
Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	353	225
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(408)	(276)
Total derivatives carrying value, Assets
Gross derivative assets	353	225
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(408)	(276)
Credit default swaps | Credit protection bought
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(408)	(276)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(408)	(276)
Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	353	225
Total derivatives carrying value, Assets
Gross derivative assets	353	225
Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	151	235
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(50)	(85)
Total derivatives carrying value, Assets
Gross derivative assets	151	235
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(50)	(85)
Parent Entity
Derivative Assets, Trading
Gross derivative assets, trading	63,412	69,118
Impact of netting arrangements on derivative assets, trading	(46,014)	(45,323)
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(68,932)	(77,405)
Impact of netting arrangements on derivative liabilities, trading	48,645	46,938
Derivative Assets, Hedging
Gross derivative assets, hedging	5,088	5,258
Impact of netting arrangements on derivative assets, hedging	(4,952)	(5,151)
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(4,918)	(5,779)
Impact of netting arrangements on derivative liabilities, hedging	4,713	5,451
Total derivatives carrying value, Assets
Gross derivative assets	68,500	74,376
Impact of netting arrangements on derivative assets	(50,966)	(50,474)
Total of net derivative assets	17,534	23,902
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(73,850)	(83,184)
Impact of netting arrangements on derivative liabilities	53,358	52,389
Total of net derivative liabilities	(20,492)	(30,795)
Parent Entity | Derivatives
Derivative Assets, Trading
Total of net derivative assets, trading	17,398	23,795
Derivative Liabilities, Trading
Total of net derivative liabilities, trading	(20,287)	(30,467)
Derivative Assets, Hedging
Total of net derivative assets, hedging	136	107
Derivative Liabilities, Hedging
Total of net derivative liabilities, hedging	(205)	(328)
Total derivatives carrying value, Assets
Total of net derivative assets	17,534	23,902
Total derivatives carrying value, Liabilities
Total of net derivative liabilities	(20,492)	(30,795)
Parent Entity | Interest rate contracts
Derivative Assets, Trading
Gross derivative assets, trading	49,007	48,208
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(51,928)	(50,327)
Derivative Assets, Hedging
Gross derivative assets, hedging	4,960	5,186
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(4,777)	(5,495)
Total derivatives carrying value, Assets
Gross derivative assets	53,967	53,394
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(56,705)	(55,822)
Parent Entity | Interest rate contracts | Swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	48,751	47,973
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(51,819)	(50,141)
Derivative Assets, Hedging
Gross derivative assets, hedging	4,960	5,186
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(4,777)	(5,495)
Total derivatives carrying value, Assets
Gross derivative assets	53,711	53,159
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(56,596)	(55,636)
Parent Entity | Interest rate contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	256	235
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(109)	(186)
Total derivatives carrying value, Assets
Gross derivative assets	256	235
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(109)	(186)
Parent Entity | FX contracts
Derivative Assets, Trading
Gross derivative assets, trading	13,901	20,450
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(16,546)	(26,717)
Derivative Assets, Hedging
Gross derivative assets, hedging	128	72
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(141)	(284)
Total derivatives carrying value, Assets
Gross derivative assets	14,029	20,522
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(16,687)	(27,001)
Parent Entity | FX contracts | Spot and forward contracts
Derivative Assets, Trading
Gross derivative assets, trading	7,179	10,887
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(6,963)	(11,665)
Derivative Assets, Hedging
Gross derivative assets, hedging	45	20
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(37)	(149)
Total derivatives carrying value, Assets
Gross derivative assets	7,224	10,907
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(7,000)	(11,814)
Parent Entity | FX contracts | Cross currency swap agreements
Derivative Assets, Trading
Gross derivative assets, trading	6,589	9,411
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(9,457)	(14,917)
Derivative Assets, Hedging
Gross derivative assets, hedging	83	52
Derivative Liabilities, Hedging
Gross derivative liabilities, hedging	(104)	(135)
Total derivatives carrying value, Assets
Gross derivative assets	6,672	9,463
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(9,561)	(15,052)
Parent Entity | FX contracts | Options
Derivative Assets, Trading
Gross derivative assets, trading	133	152
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(126)	(135)
Total derivatives carrying value, Assets
Gross derivative assets	133	152
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(126)	(135)
Parent Entity | Credit default swaps
Derivative Assets, Trading
Gross derivative assets, trading	353	225
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(408)	(276)
Total derivatives carrying value, Assets
Gross derivative assets	353	225
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(408)	(276)
Parent Entity | Credit default swaps | Credit protection bought
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(408)	(276)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(408)	(276)
Parent Entity | Credit default swaps | Credit protection sold
Derivative Assets, Trading
Gross derivative assets, trading	353	225
Total derivatives carrying value, Assets
Gross derivative assets	353	225
Parent Entity | Commodity contracts
Derivative Assets, Trading
Gross derivative assets, trading	151	235
Derivative Liabilities, Trading
Gross derivative liabilities, trading	(50)	(85)
Total derivatives carrying value, Assets
Gross derivative assets	151	235
Total derivatives carrying value, Liabilities
Gross derivative liabilities	$ (50)	$ (85)